Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
6.	Leases

The Company has operating leases for office and warehouse storage. The Company’s leases have remaining lease terms of 1 to 2 years.

As of December 31, 2022, the Company has no additional material operating leases that have not yet commenced.

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2023	2022

Cost	$147,539	$131,138
Accumulated amortisation	(107,118)	(60,062)

Total lease cost	$40,421	$71,076

Other information	Years ended December 31,
	2023	2022

New right-of-uses asset – operating lease and lease liabilities recognized	$45,992	$102,280
Cash paid for amounts included in the measurement of operating lease liabilities	79,769	57,128
Weighted-average remaining lease term - operating leases	0.5 years	1.5 years
Weighted-average discount rate - operating leases	5.625%	5%

Maturities of operating lease liabilities (undiscounted cash flows) are as follows:

Maturities

2024	$41,141

Total operating lease payments	41,141
Less imputed interest	(720)

Total operating lease liabilities	$40,421